Taxation (Details) - Schedule of Pretax Income by Major Tax Jurisdictions - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Income/(loss) before tax
Income/(loss) before tax	$ (936,140)	$ 342,763
Income tax (benefit)/expense
Income tax (benefit)/expense	(191,820)	(70,851)
PRC [Member]
Income/(loss) before tax
Income/(loss) before tax	80,129	(153,096)
Income tax (benefit)/expense
Income tax (benefit)/expense	(34,949)	(79,198)
Hong Kong [Member]
Income/(loss) before tax
Income/(loss) before tax	(1,064,176)	428,710
Income tax (benefit)/expense
Income tax (benefit)/expense	(155,386)	8,347
Serbia [Member]
Income/(loss) before tax
Income/(loss) before tax	(47,844)
Income tax (benefit)/expense
Income tax (benefit)/expense	(1,485)
Other [Member]
Income/(loss) before tax
Income/(loss) before tax	$ 95,751	$ 67,149